Financial Assets at FVPL	12 Months Ended
Dec. 31, 2020
Financial Assets At Fair Value Through Profit Or Loss [Abstract]
Financial Assets at FVPL
12.	Financial Assets at FVPL

As at December 31, 2020 and 2019, this account consists of:

	2020	2019
	(in million pesos)
Club shares and others	319	328
Phunware, Inc., or Phunware	61	61
Rocket Internet	—	2,381
iflix Limited, or iflix	—	599
	380	3,369

Investment of PLDT Capital in Phunware

On September 3, 2015, PLDT Capital subscribed to an 8% US$5 million Convertible Promissory Note, or Note, issued by Phunware, a Delaware corporation.  Phunware provides an expansive mobile delivery platform that creates, markets, and monetizes mobile application experiences across multiple screens.  The US$5 million Note was issued to and paid for by PLDT Capital on September 4, 2015.

On December 18, 2015, PLDT Capital subscribed to Series F Preferred Shares of Phunware for a total consideration of US$3 million.  On the same date, the Note and its related interest were converted to additional Phunware Series F Preferred Shares.

On February 27, 2018, Phunware entered into a definitive Agreement and Plan of Merger, or Merger Agreement, with Stellar Acquisition III, Inc., or Stellar, relating to a business combination transaction for an enterprise value of US$301 million, on a cash-free, debt-free basis.  Pursuant to the Merger Agreement, the holders of Phunware common stock will be entitled to the right to receive the applicable portion of the merger consideration in the form of Stellar common shares, which are listed on the Nasdaq Stock Market.  As a result, the holders of Phunware preferred stock have requested the automatic conversion of all outstanding preferred shares into common shares effective as of immediately prior to the closing of the transaction on a conversion ratio of one common share per one preferred share.  In addition to the right to receive Stellar common shares, each holder of Phunware Stock is entitled to elect to receive its pro rata share of warrants to purchase Stellar common shares that are held by the affiliate companies of Stellar’s co-Chief Executive Officers, or Stellar’s Sponsors.

On November 28, 2018, PLDT Capital elected to receive its full pro rata share of the warrants to purchase Stellar common shares held by Stellar’s Sponsors.

On December 26, 2018, Phunware announced the consummation of its business combination with Stellar.  Stellar, the new Phunware holding company, changed its corporate name to “Phunware, Inc.,” or PHUN, and Phunware changed its corporate name to “Phunware OpCo, Inc.”  Upon closing, PLDT Capital received the PHUN common shares equivalent to its portion of the merger consideration and its full pro rata share of warrants to purchase PHUN common shares.

On March 15, 2019, PLDT Capital exercised its warrants to purchase PHUN common shares for a total consideration of US$1.6 million.

The fair value amount of PLDT Capital’s investment amounted to Php61 million as at December 31, 2020 and 2019.

Investment of PLDT Online in Rocket Internet

On August 7, 2014, PLDT and Rocket Internet entered into a global strategic partnership to drive the development of online and mobile payment solutions in emerging markets.  Rocket Internet provides a platform for the rapid creation and scaling of consumer internet businesses outside the U.S. and China.  Rocket Internet’s prominent brands include the leading Southeast Asian e-Commerce businesses Zalora and Lazada, as well as fast growing brands with strong positions in their markets such as Dafiti, Linio, Jumia, Namshi, Lamoda, Jabong, Westwing, Home24 and HelloFresh in Latin America, Africa, Middle East, Russia, India and Europe.  Financial technology and payments comprise Rocket Internet’s third sector where it anticipates numerous and significant growth opportunities.

Pursuant to the terms of the investment agreement, PLDT invested €333 million, or Php19,577 million, in cash, for new shares equivalent to a 10% stake in Rocket Internet as at August 2014.  These new shares are of the same class and bear the same rights as the Rocket Internet shares held by the investors as at the date of the agreement namely, Investment AB Kinnevik and Access Industries, in addition to Global Founders GmbH (formerly European Founders Fund GmbH).  PLDT made the €333 million investment in two payments (on September 8 and September 15, 2014), which it funded from available cash and new debt.

On August 21, 2014, PLDT assigned all its rights, title and interests as well as all of its obligations related to its investment in Rocket Internet, to PLDT Online, an indirectly wholly-owned subsidiary of PLDT.

On October 1, 2014, Rocket Internet announced the pricing of its initial public offering, or IPO, at €42.50 per share.  On October 2, 2014, Rocket Internet listed its shares on Entry Standard of the Frankfurt Stock Exchange under the ticker symbol “RKET.”  Our ownership stake in Rocket Internet after the IPO was reduced to 6.6%.  In February 2015, due to additional issuances of shares by Rocket Internet, our ownership percentage in Rocket Internet was further reduced to 6.1% and remained as such as at December 31, 2017.

On September 26, 2016, Rocket Internet applied for admission to trading under the regulated market (Prime Standard) of the Frankfurt Stock Exchange.  RKET has been admitted to the Prime Standard and is part of the Frankfurt Stock Exchange’s SDAX.

On April 16, 2018, Rocket Internet announced the buyback of up to 15 million shares through a public share purchase offer, or the Offer, against payment of an offer price in the amount of €24 per share.  PLDT Online committed to accept the Offer of Rocket Internet for at least 7 million shares, or approximately 67.4% of the total number of shares directly held by PLDT Online.

On May 4, 2018, Rocket Internet accepted the tender of PLDT Online of 7 million shares and paid the total consideration of €163 million, or Php10,059 million, which was settled on May 9, 2018, reducing the equity ownership in Rocket Internet from 6.1% to 2.0%.

On May 23, 2018, Rocket Internet redeemed 10.8 million shares reducing its share capital to €154 million.  As a result of the redemption of shares, PLDT Online’s equity ownership in Rocket Internet increased from 2.0% to 2.1%.

On various dates in the third quarter of 2018, PLDT Online sold 0.7 million Rocket Internet shares for an aggregate amount of €22 million, or Php1,346 million, reducing equity ownership in Rocket Internet from 2.1% to 1.7%.

On December 6, 2018, Rocket Internet redeemed 1.9 million shares reducing its share capital to €153 million.  PLDT Online’s equity ownership in Rocket Internet remained at 1.7%

On various dates in 2019, PLDT Online sold 0.7 million Rocket internet shares for an aggregate amount of €18 million, or Php1,021 million, reducing equity ownership in Rocket Internet from 1.7% to 1.3%.

On October 9, 2019, Rocket Internet redeemed 1.7 million shares reducing its share capital to €151 million.  PLDT Online’s equity ownership in Rocket Internet remained at 1.3%

On January 30, 2020, Rocket Internet redeemed 13.5 million shares reducing its share capital to €137 million.  As a result of the redemption of shares, PLDT Online’s equity ownership in Rocket Internet increased from 1.3% to 1.4%.

On July 31, 2020, Rocket Internet redeemed 1.6 million shares reducing its share capital to €136 million. PLDT Online’s equity ownership in Rocket Internet remained at 1.4%

In September 2020, PLDT Online sold 1.4 million Rocket internet shares for an aggregate amount of €26 million, or Php1,508 million, reducing its equity ownership in Rocket Internet from 1.4% to 0.4%.

In October 2020, PLDT Online sold 0.5 million Rocket internet shares for an aggregate amount of €9 million, or Php508 million, resulting in the full divestment of the investment in Rocket Internet.

Further details on investment in Rocket Internet for the years ended December 31, 2020, 2019 and 2018, and as at December 31, 2020 and 2019 are as follows:

	2020	2019	2018
Total market value as at beginning of the year (in million pesos)	2,381	3,128	12,848
Closing price per share at end of the year (in Euros)	—	22.10	20.18
Total market value as at end of the year (in million Euros)	—	42	52
Total market value as at end of the year (in million pesos)	—	2,381	3,128
Net gains (losses) recognized during the year (in million pesos)	—	89	(157)

	2020	2019
	(in million pesos)
Balances at beginning of the year	2,381	3,128
Fair value adjustment in profit or loss	—	89
Disposal of investments	(2,381)	(836)
Balances at end of the year	—	2,381

Investment of PLDT Online in iflix

On April 23, 2015, PLDT Online subscribed to a convertible note of iflix, an internet TV service provider in Southeast Asia, for US$15 million, or Php686 million.  The convertible note was issued and paid on August 11, 2015.  iflix will use the funds to continue roll out of the iflix subscription video-on-demand services across the Southeast Asian region, acquire rights to new content, and produce original programming to market to potential customers.

This investment is in line with our strategy to develop new revenue streams and to complement our present business by participating in the digital world beyond providing access and connectivity.

On March 10, 2016, the US$15 million convertible note held by PLDT Online was converted into 20.7 million ordinary shares of iflix in connection with a new funding round led by Sky Plc, Europe’s leading entertainment company, and the Indonesian company, Emtek Group.  The conversion resulted on a valuation gain amounting to U$19 million, or Php898 million, increasing the fair value of PLDT Online’s investment amounting to US$34 million, or Php1,584 million.

On August 4, 2017, PLDT Online subscribed to a convertible note of iflix for US$1.5 million, or Php75 million, in a new funding round led by Hearst Entertainment.  The convertible note was paid on August 8, 2017.  The note is zero coupon, senior and unsubordinated, non-redeemable, transferable and convertible into Series B Preferred Shares subject to occurrence of a conversion event.  iflix will use the funds to invest in its local content strategy and for its regional and international expansion.

On December 15, 2018, the US$1.5 million convertible note held by PLDT Online was converted into 1.0 million Series B Preferred Shares of iflix upon the occurrence of the cut-off date.  After the conversion of all outstanding convertible notes, PLDT Online’s equity ownership in iflix was reduced from 7.3% to 5.3%.

In 2019, due to additional issuances of shares by iflix, PLDT Online’s equity ownership in iflix was reduced from 5.3% to 4.9%.

On June 19, 2020, iflix entered into an asset purchase agreement with Tencent group relating to the sale of its major assets including trademark, content, platform and resources for a total consideration of US$22.5 million.  Upon closing of the transaction on June 24, 2020, the remaining assets of iflix are its existing cash, receivables and the right to pursue certain ongoing arbitration proceedings against certain business counterparties which it intends to use for the settlement of its liabilities.  As a result, PLDT Online derecognized its investment in iflix composed of ordinary and Series B Preferred Shares which rank last and second to the last, respectively, with respect to rights upon liquidation, dissolution and winding up of iflix.  The derecogition was charged to “Other income (expenses) – net” in our consolidated income statements.  See Note 4 – Operating Segment Information.

The fair value of PLDT Online’s investment amounted to nil and Php599 million as at December 31, 2020 and 2019, respectively.

Investment of PLDT Capital in Matrixx

On December 18, 2015, PLDT Capital entered into a Stock and Warrant Purchase Agreement with Matrixx, a Delaware corporation.  Matrixx provides the IT foundation to move to an all-digital service environment with a new real-time technology platform designed to handle the surge in interactions without forcing the compromises of conventional technology.  Under the terms of the agreement, PLDT Capital subscribed to convertible Series B Preferred Stock of Matrixx for a total consideration of US$5 million, or Php237 million, and was entitled to purchase additional Series B Preferred Stock upon occurrence of certain conditions on or before March 15, 2016.  PLDT Capital did not exercise its right to purchase additional Series B Preferred Stock of Matrixx.

On December 20, 2018, Matrixx entered into a Repurchase Agreement with PLDT Capital to repurchase all of its capital stock held by PLDT Capital including a warrant to purchase capital stock for US$5 million.  The transaction closed on the same day.